ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2014
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.ORGANIZATION AND PRINCIPAL ACTIVITIES

The accompanying consolidated financial statements include the financial statements of JA Solar Holdings Co., Ltd. (the “Company”), and its subsidiaries, collectively referred to as the “Group”.

JA Solar Holdings Co., Ltd. was incorporated in the Cayman Islands on July 6, 2006. In February 2007, the Company’s ADS became listed on the NASDAQ Global Market in the United States. The Group is primarily engaged in the development, production and marketing of high-performance photovoltaic (“PV”) solar cells and solar power products, which convert sunlight into electricity, in the PRC.

In November 2011, the Company completed the acquisition of 100% equity interest of Silver Age Holdings Limited (“Silver Age”), of which Full Shine Holdings Limited (“Full Shine”) and Solar Silicon Valley Electronic Science and Technology Co., Ltd. (“Solar Silicon Valley”) are 100% owned subsidiaries. Thereafter, Silver Age, Full Shine and Solar Silicon Valley became wholly owned subsidiaries of the Company.

In January 2013, the Company completed the acquisition of 65% equity interest of Hebei Ningjin Songgong Semiconductor Co., Ltd. (“Ningjin Songgong”).

March 2011, the Company entered into a joint venture agreement with MEMC Singapore to form a jointly-owned company named JA MEMC (Yangzhou) Solar Technology Company Ltd. (“JA MEMC”). In June 2014, the Company completed the acquisition of 50% of JA MEMC’s total equity interests held by MEMC Singapore. Thereafter, JA MEMC became wholly owned subsidiary of the Company. Subsequently, JA MEMC’s assets were transferred to JA Yangzhou and JA MEMC was dissolved in December 2014.

Majority of the Group’s business is conducted through the operating subsidiaries established in the PRC, JingAo Solar Co., Ltd. (“JA Hebei”), JA Solar Technology Yangzhou Co., Ltd. (“JA Yangzhou”), Shanghai JA Solar Technology Co., Ltd. (“JA Fengxian”), Hefei JA Solar Technology Co., Ltd. (“JA Hefei Technology”), Solar Silicon Valley and Jing Hai Yang Semiconductor Materials (Donghai) Co., Ltd. (“JA Lianyungang”), in which the Company indirectly holds a 100% interest.

As of December 31, 2014, the Company’s principal subsidiaries include the following entities:

	Date of Incorporation/Acquisition	Place of Incorporation	Percentage of Ownership
JingAo Solar Co., Ltd. (“JA Hebei”)	May 18, 2005	PRC	100%
JA Development Co., Ltd. (“JA BVI”)	July 6, 2006	BVI	100%
Shanghai JA Solar Technology Co., Ltd. (“JA Fengxian”)	November 16, 2006	PRC	100%
JA Solar USA Inc. (“JA USA”)	April 13, 2007	USA	100%
Shanghai JA Solar PV Technology Co., Ltd. (“JA Zhabei”)	June 22, 2007	PRC	100%
JA Solar Technology Yangzhou Co., Ltd. (“JA Yangzhou”)	November 19, 2007	PRC	100%
JA Solar Hong Kong Limited (“JA Hong Kong”)	December 10, 2007	Hong Kong	100%
Jing Hai Yang Semiconductor Materials (Donghai) Co., Ltd. (“JA Lianyungang”)	October 11, 2008	PRC	100%
JA Yangzhou PV Technology Co., Ltd. (“JA Yangzhou PV”)	November 23, 2009	PRC	100%
JA Solar GmbH (“JA GmbH”)	February 17, 2010	Germany	100%
Shanghai Jinglong Solar Technology Co., Ltd. (“JA Jinglong”)	July 5, 2010	PRC	100%
Donghai JA Solar Technology Co., Ltd. (“JA Wafer R&D”)	November 4, 2010	PRC	100%
JA (Hefei) Renewable Energy Co., Ltd. (“JA Hefei Renewable Energy”)	March 30, 2011	PRC	100%
Hefei JA Solar Technology Co., Ltd. (“JA Hefei Technology”)	July 8, 2011	PRC	100%
JA Solar Investment China Co., Ltd (“JA Investment”)	October 31, 2011	PRC	100%
Silver Age Holdings Limited (“Siliver Age”)	November 30, 2011	BVI	100%
Full Shine Holdings Limited (“Full Shine”)	November 30, 2011	Hong Kong	100%
Solar Silicon Valley Electronic Science and Technology Co., Ltd. (“Solar Silicon Valley”)	November 30, 2011	PRC	100%
JA Solar Japan Limited (“JA Japan”)	July 12, 2012	Japan	100%
Dunhuang JA Solar Power Development Co., Ltd (“JA Dunhuang”)	July 23, 2012	PRC	100%
Hebei Ningjin Songgong Semiconductor Co., Ltd. (“Ningjin Songgong”)	January 29, 2013	PRC	65%
JA Solar Investment (Hong Kong) Limited	May 16, 2013	Hong Kong	100%
JA Solar Australia PTY Limited	June 12, 2013	Australia	100%
JA Solar PV Technology Co., LTD	January 13, 2014	PRC	100%
JA Solar PV Electric (Shexian) Co,. Ltd	March 10, 2014	PRC	100%
Aiyouen Power Electric (Yinchuan) Co,. Ltd	March 25, 2014	PRC	65%
JA Solar PV Electric (Baotou) Co,. Ltd	March 26, 2014	PRC	100%
JA Solar Iriki Power Plant Limited	April 10, 2014	Japan	100%
Beijing JA Solar PV Technology Co., Ltd.	April 14, 2014	PRC	100%
JA Solar PV Electric (Huanghua) Co,. Ltd	July 1, 2014	PRC	100%
JA Powerway South Africa Proprietary Limited	July 5, 2014	South Africa	65%
JA Solar PV Electric (Yanchi) Co,. Ltd	July 17, 2014	PRC	100%
JA New Energy Development (Hebei) Co., Ltd.	August 25, 2014	PRC	100%
JA Solar PV Electric (Juxian) Co,. Ltd	August 26, 2014	PRC	100%
2432243 Ontario Corp	September 1, 2014	Canada	100%
JA Solar PV Electric (Chifeng) Co,. Ltd	October 20, 2014	PRC	100%
JA Solar PV Electric (Wulanchabu) Co,. Ltd	November 12, 2014	PRC	100%
JA New Energy (Xilinhaote) Co,. Ltd .	December 4, 2014	PRC	100%
JA Solar Malaysia Sdn. Bhd.	December 10, 2014	Malaysia	100%
JA Solar PV Electric (LaiWu) Co,. Ltd	December 30, 2014	PRC	100%